Description of Business and Summary of Significant Accounting Policies - Merger (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 23, 2020 tranche D $ / shares shares	Jul. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jul. 29, 2020 shares
Common Stock and Redeemable Convertible Preferred Stock
Trust fund | $			$ 222,948	$ 196,046	$ 4,179
Common stock, shares outstanding | shares		21,562,100	91,455,732	81,669,151	34,197,822
Common stock, shares issued | shares			91,455,732	81,669,151	34,197,822	21,562,100
Vesting percentage			25.00%	25.00%
Earn out shares issued | shares		150,000
Earnout liability Assumed | $				$ 50,238
Transaction costs | $		$ 30,800
Acquisition related costs | $		3,800
Merger transaction cost | $		5,600
Contributed capital | $		239,700
Payment of capital distribution | $		$ 50,400
Private warrants liability | $			$ 47,444	31,534
Impairment loss | $				0	$ 0
Cash balance at bank | $				206,000
Percentage of shares held by pre closing holders	55.00%	55.00%
Additional share issued | shares		1,580,000
Fair value of additional share issued | $		$ 23,300
Fair value of earn out shares | $		1,900
Eligibility amount | $		$ 27,000
Additional Offering, PIPE Investors
Common Stock and Redeemable Convertible Preferred Stock
Common stock, shares issued | shares		15,000,000
Shares issued Price (Per share) | $ / shares		$ 10.00
Net proceeds | $		$ 141,800
Direct offering costs | $		8,200
Earnout shares
Common Stock and Redeemable Convertible Preferred Stock
Shares issued (shares) | shares	6,000,000
Vesting percentage	33.33%
Number of tranches | tranche	3
Threshold trading days | D	20
Threshold consecutive trading days | D	30
Threshold period	36 months
Earnout shares | Common stock is greater than or equal to $18.00
Common Stock and Redeemable Convertible Preferred Stock
Threshold closing price of common stock | $ / shares	$ 18.00
Earnout shares | Common stock is greater than or equal to $20.00
Common Stock and Redeemable Convertible Preferred Stock
Threshold closing price of common stock | $ / shares	20.00
Earnout shares | Common stock is greater than or equal to $22.00
Common Stock and Redeemable Convertible Preferred Stock
Threshold closing price of common stock | $ / shares	$ 22.00
Private Warrants
Common Stock and Redeemable Convertible Preferred Stock
Private warrants liability | $		34,000
PropTech Acquisition Corporation
Common Stock and Redeemable Convertible Preferred Stock
Working capital | $		600
Payment of Liabilities | $		4,300
Proceeds available for use | $		305,100
Payment of capital distribution | $		30,000
Net assets | $		275,100		$ 275,100
PropTech Acquisition Corporation | Original public offering
Common Stock and Redeemable Convertible Preferred Stock
Working capital | $		$ 6,000
Merger Agreement
Common Stock and Redeemable Convertible Preferred Stock
Shares Redeemed | shares		400
Redemption price (per share) | $ / shares		$ 10.04
Trust fund | $		$ 173,100
Common stock, shares outstanding | shares		17,249,600
Shares converted | shares	4,312,500	4,312,500
Shares conversion ratio	1	1
Class of warrant or right, outstanding | shares		14,325,000
Shares issued on conversion | shares		184,652
Warrants canceled | shares		3,116,003
Issued for cancellation of warrants | shares		5,126,128
Common stock issued on extinguishment of stock options | shares		2,533,016
Shares issued value in merger | $		$ 30,000
Shares issued shares in merger | shares		83,559,663
Earn out shares issued | shares		5,000,000
Eligibility amount | $		$ 27,000
Number of single share price | $ / shares		$ 1
Share price per share | $ / shares		$ 11.50
Number of days for determining share price commencement		30 days
Merger Agreement | CEO
Common Stock and Redeemable Convertible Preferred Stock
Shares issued shares in merger | shares		1,000,000
Merger Agreement | Common stock warrants
Common Stock and Redeemable Convertible Preferred Stock
Class of warrant or right, outstanding | shares	14,235,000
Issued for cancellation of warrants | shares		4,472,695
Merger Agreement | Private Warrants
Common Stock and Redeemable Convertible Preferred Stock
Class of warrant or right, outstanding | shares	5,700,000	5,700,000
Merger Agreement | Public Warrants
Common Stock and Redeemable Convertible Preferred Stock
Class of warrant or right, outstanding | shares	8,625,000	8,625,000
Merger Agreement | Preferred stock
Common Stock and Redeemable Convertible Preferred Stock
Shares converted | shares		52,251,876
Shares issued on conversion | shares		52,207,029
Common stock issued on extinguishment of stock options | shares		2,316,280
Merger Agreement | PropTech Acquisition Corporation
Common Stock and Redeemable Convertible Preferred Stock
Shares issued (shares) | shares		36,264,984